Income Taxes (Details) - HKD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Nov. 30, 2016
Effective Income Tax Rate Reconciliation [Line Items]
Assessable profits (in Dollars)	$ 2.0
Lower tax percentage	8.25%
Remaining taxable income percentage	16.50%
Enterprise income tax percentage	25.00%
Preferential tax percentage		15.00%	15.00%
PRC income tax percentage	25.00%
Dividends distributed percentage	10.00%
PRC [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Percentage of R&D expenses deducted from tax income	100.00%